Fair Value Measurements - Gross components of purchases, sales, issuances and settlements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	$ 5,636	$ 6,464
Sales	(261)	(302)
Issuances and Settlements	(2,715)	(5,332)
Purchases, Sales, Issuances and Settlements, Net	2,660	830
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(421)	(272)
Sales	923	710
Issuances and Settlements	(509)	(1,929)
Purchases, Sales, Issuances and Settlements, Net	(7)	(1,491)
Transfers into Level 3 at end of reporting period, net gains (losses) not included in realized and unrealized gains and losses related to Level 3 for the period	(92)	17
Transfers out Level 3 at end of reporting period, net gains (losses) included in realized and unrealized gains and losses related to Level 3 for the period.	$ (142)	$ (19)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total net realized gains (losses)	Total net realized gains (losses)	Total net realized gains (losses)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total net realized gains (losses)
Policyholder contract deposits(b)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	$ 0	$ 0
Sales	923	710
Issuances and Settlements	(21)	(390)
Purchases, Sales, Issuances and Settlements, Net	902	320
Derivative liabilities, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	(421)	(272)
Sales	0	0
Issuances and Settlements	(125)	48
Purchases, Sales, Issuances and Settlements, Net	(546)	(224)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(187)	80
Fortitude Re funds withheld payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0
Sales	0	0
Issuances and Settlements	(364)	(462)
Purchases, Sales, Issuances and Settlements, Net	(364)	(462)
Debt of consolidated investment entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Liabilities [Abstract]
Purchases	0	0
Sales	0	0
Issuances and Settlements	1	(1,125)
Purchases, Sales, Issuances and Settlements, Net	1	(1,125)
Bonds available for sale
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	4,204	5,556
Sales	(135)	(285)
Issuances and Settlements	(1,941)	(4,043)
Purchases, Sales, Issuances and Settlements, Net	2,128	1,228
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	36
Sales	(60)	(212)
Issuances and Settlements	(35)	(166)
Purchases, Sales, Issuances and Settlements, Net	(95)	(342)
Bonds available for sale | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	85	424
Sales	(39)	(36)
Issuances and Settlements	(205)	(279)
Purchases, Sales, Issuances and Settlements, Net	(159)	109
Bonds available for sale | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	377	637
Sales	0	(1)
Issuances and Settlements	(1,211)	(1,418)
Purchases, Sales, Issuances and Settlements, Net	(834)	(782)
Bonds available for sale | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	118	334
Sales	(9)	(15)
Issuances and Settlements	(71)	(66)
Purchases, Sales, Issuances and Settlements, Net	38	253
Bonds available for sale | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	514	923
Sales	(27)	0
Issuances and Settlements	(592)	(875)
Purchases, Sales, Issuances and Settlements, Net	(105)	48
Bonds available for sale | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	3,110	3,202
Sales	0	(21)
Issuances and Settlements	173	(1,239)
Purchases, Sales, Issuances and Settlements, Net	3,283	1,942
Other bond securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	758	328
Sales	(126)	(17)
Issuances and Settlements	72	(20)
Purchases, Sales, Issuances and Settlements, Net	704	291
Other bond securities | Corporate debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	29	86
Sales	(3)	0
Issuances and Settlements	132	49
Purchases, Sales, Issuances and Settlements, Net	158	135
Other bond securities | RMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	38	28
Sales	0	0
Issuances and Settlements	(14)	(20)
Purchases, Sales, Issuances and Settlements, Net	24	8
Other bond securities | CMBS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	0	0
Sales	0	(17)
Issuances and Settlements	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(17)
Other bond securities | CLO
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	16	7
Sales	(123)	0
Issuances and Settlements	(24)	(47)
Purchases, Sales, Issuances and Settlements, Net	(131)	(40)
Other bond securities | ABS
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	675	207
Sales	0	0
Issuances and Settlements	(22)	(2)
Purchases, Sales, Issuances and Settlements, Net	653	205
Equity securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	22	2
Sales	0	0
Issuances and Settlements	1	(122)
Purchases, Sales, Issuances and Settlements, Net	23	(120)
Other Invested Assets
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Assets [Abstract]
Purchases	652	578
Sales	0	0
Issuances and Settlements	(847)	(1,147)
Purchases, Sales, Issuances and Settlements, Net	$ (195)	$ (569)